FINANCIAL ASSETS AT AMORTISED COST (Tables) - Financial assets at amortised cost, category [member]	12 Months Ended
Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					467,750
Adjustment on adoption of IFRS 9 (note 50)					(3,578)
At 1 January 2018	403,881	37,245	5,073	17,973	464,172
Exchange and other movements	787	(12)	65	–	840
Additions (repayments)	28,156	(2,128)	(1,746)	(2,609)	21,673
Transfers to Stage 1	19,521	(19,498)	(23)		–
Transfers to Stage 2	(15,736)	15,989	(253)		–
Transfers to Stage 3	(1,971)	(2,220)	4,191		–
	1,814	(5,729)	3,915		–
Recoveries	–	–	552	27	579
Disposal of businesses	(13,670)	(4,068)	(884)	–	(18,622)
Financial assets that have been written off during the year			(1,578)	–	(1,578)
At 31 December 2018	420,968	25,308	5,397	15,391	467,064
Allowance for impairment losses	(518)	(992)	(1,432)	(78)	(3,020)
Total loans and advances to customers	420,450	24,316	3,965	15,313	464,044
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				171,915
Adjustment on adoption of IFRS 9 (note 50)				(226)
At 1 January 2018	156,827	12,150	2,712	171,689
Exchange and other movements	679	–	–	679
Additions (repayments)	15,676	(1,159)	(900)	13,617
Transfers to Stage 1[1]	7,763	(7,751)	(12)	–
Transfers to Stage 2	(8,239)	8,458	(219)	–
Transfers to Stage 3	(1,103)	(678)	1,781	–
	(1,579)	29	1,550	–
Recoveries			197	197
Disposal of businesses	(11,224)	(14)	(290)	(11,528)
Financial assets that have been written off during the year			(805)	(805)
At 31 December 2018	160,379	11,006	2,464	173,849
Allowance for impairment losses	(209)	(502)	(823)	(1,534)
Total loans and advances to customers	160,170	10,504	1,641	172,315

Disclosure of loans and advances to banks [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					4,274
Adjustment on adoption of IFRS 9 (note 50)					(90)
At 1 January 2018	4,182	2	–	–	4,184
Exchange and other movements	58	–	–	–	58
Additions (repayments)	1,503	–	–	–	1,503
Disposal of businesses	(2,052)	–	–	–	(2,052)
At 31 December 2018	3,691	2	–	–	3,693
Allowance for impairment losses	(1)	–	–	–	(1)
Total loans and advances to banks	3,690	2	–	–	3,692

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				3,611
Adjustment on adoption of IFRS 9 (note 50)				(85)
At 1 January 2018	3,526	–	–	3,526
Exchange and other movements	48	–	–	48
Additions (repayments)	1,569	–	–	1,569
Disposal of businesses	(1,989)	–	–	(1,989)
At 31 December 2018	3,154	–	–	3,154
Allowance for impairment losses	(1)	–	–	(1)
Total loans and advances to banks	3,153	–	–	3,153

Disclosure of debt instruments [text block]

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					3,637
Adjustment on adoption of IFRS 9 (note 50)					(329)
At 1 January 2018	3,305	–	3	–	3,308
Exchange and other movements	(103)	–	–	–	(103)
Additions (repayments)	1,897	–	–	–	1,897
Financial assets that have been written off during the year	–	–	(1)	–	(1)
Disposal of businesses	(4)	–	–	–	(4)
At 31 December 2018	5,095	–	2	–	5,097
Allowance for impairment losses	–	–	(2)	–	(2)
Total debt securities	5,095	–	–	–	5,095
Due from fellow Lloyds Banking Group undertakings	1,878	–	–	–	1,878
Total financial assets at amortised cost	431,113	24,318	3,965	15,313	474,709
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				3,182
Adjustment on adoption of IFRS 9 (note 50)				–
At 1 January 2018	3,182	–	–	3,182
Exchange and other movements	(251)	–	–	(251)
Additions (repayments)	2,029	–	–	2,029
At 31 December 2018	4,960	–	–	4,960
Allowance for impairment losses	–	–	–	–
Total debt securities	4,960	–	–	4,960
Due from fellow Lloyds Banking Group undertakings	153,585	–	–	153,585
Total financial assets at amortised cost	321,868	10,504	1,641	334,013